Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets
Unamortized discount of convertible debenture	$ 65,742
Common stock, shares issued	251,285,912
Common stock, shares outstanding	251,285,912
As restated - Note 12
Unamortized discount of convertible debenture		$ 65,444
Common stock, shares issued		211,841,789
Common stock, shares outstanding		211,841,789